Employee Benefit Plans - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for all defined benefit plans	$ 5,400,000,000	$ 4,500,000,000
Shares of stock owned by Employee Stock Ownership Plan	6.4	6.6
Fair value of shares total ESOP assets	263,000,000	236,000,000
Recognized cost of defined contribution plans, excluding the ESOP	198,000,000	192,000,000	180,000,000
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Assumed healthcare cost trend rate used in determining benefit expense for 2015 (percent)	6.75%
Assumed healthcare cost trend rate used in determining benefit expense for 2022 (percent)	4.75%
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	15,000,000
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	7.00%
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate, percentage increase (percent)	7.00%
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	13,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	6.00%
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate, percentage decrease (percent)	6.00%
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	14,000,000
Foreign Healthcare Benefits | Maximum
Defined Benefit Plan Disclosure [Line Items]
Change in the post-retirement benefit obligation as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of an increase of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement benefit obligation as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Change in the post-retirement service cost plus interest cost as a result of a decrease of one percentage point in the assumed medical trend rate (less than one million)	1,000,000
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	1,000,000
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	19,000,000
Domestic Pension Benefits | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	30.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	70.00%
Domestic Pension Benefits | Fixed income
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	20.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	50.00%
Domestic Pension Benefits | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Percentage of plan asset, cash equivalents, lower limit (percent)	0.00%
Percentage of plan asset, cash equivalents, upper limit (percent)	5.00%
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Cash contributions expected to be made to fund defined benefit plans in the next fiscal year (less than one million for foreign plans)	$ 42,000,000